Note 12 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Balance			$ 230,743
Balance	$ 160,825	$ (75,715)	$ 160,825	$ (75,715)	$ 230,743
Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)			152,717,452
Balance			$ 1,215,826
Balance (in shares)	154,174,461		154,174,461		152,717,452
Balance	$ 1,234,491	1,202,058	$ 1,234,491	$ 1,202,058	$ 1,215,826
Ordinary shares [member]
Statement Line Items [Line Items]
Balance (in shares)			148,394,152	147,013,538	147,013,538
Balance			$ 1,079,055	$ 1,070,076	$ 1,070,076
Share-based awards exercised (in shares)			1,118,144		1,643,156
Share-based awards exercised			$ 8,471		$ 11,954
Number of shares issued for acquisition					1,415,285
Acquisition of subsidiary					$ 8,966
Repurchase and cancellation of shares (in shares)					(1,677,827)
Repurchase and cancellation of shares					$ (11,941)
Balance (in shares)	149,512,296		149,512,296		148,394,152
Balance	$ 1,087,526		$ 1,087,526		$ 1,079,055
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance	1,085,991	1,068,809	1,079,055	1,070,076	1,070,076
Share-based awards exercised	1,535	341	8,471	11,015
Repurchase and cancellation of shares				(11,941)
Balance	$ 1,087,526	1,069,150	$ 1,087,526	$ 1,069,150	$ 1,079,055
Preference shares [member]
Statement Line Items [Line Items]
Balance (in shares)			4,323,300	4,040,000	4,040,000
Balance			$ 136,771	$ 128,363	$ 128,363
Shares issued for cash (in shares)			338,865		283,300
Shares issued for cash			$ 10,447		$ 9,260
Preferred shares issuance cost			$ (253)		$ (852)
Balance (in shares)	4,662,165		4,662,165		4,323,300
Balance	$ 146,965		$ 146,965		$ 136,771
Preference shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance	146,984	132,908	136,771	128,363	128,363
Shares issued for cash			10,447	5,195
Preferred shares issuance cost	(19)		(253)	(650)
Balance	$ 146,965	$ 132,908	$ 146,965	$ 132,908	$ 136,771